Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Allowance for doubtful accounts	$ (43,797)	$ 18,630	$ (8,374)
Currency translation difference	$ 1,531	$ (746)	$ (2,476)